Provisions - Summary of Provisions Reconciliation (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Provisions in respect of operational loss and operational risk provisions, restructuring charges and litigation and related expenses	£ 53	£ 59
Provisions in respect of credit impairment losses for off balance sheet exposures relating to guarantees given to third parties	£ 60